CONSOLIDATED BALANCE SHEETS - USD ($)	Aug. 31, 2018		May 31, 2018	May 31, 2017
Current assets
Cash and cash equivalents	$ 5,953,925		$ 52,964	$ 78,310
Accounts Receivable	59,981		0	0
Inventory	499,399		0	0
Prepaid expenses	258,308		1,410	1,410
Total current assets	6,771,613		54,374	79,720
Investment	0		2,050,000	0
Security deposit	0		0	50,000
Property, plant and equipment, net of accumulated depreciation of $27,509 and $2,674	905,633		0	890
Intangible assets, net of accumulated amortization of $22,757 and $828	1,619,325		898	1,330
Goodwill	25,742,899		0	0
Other assets	158,500		0	0
Total assets	35,197,970	[1]	2,105,272	131,940
Current liabilities
Accounts payable and accrued liabilities	1,199,525		826,621	581,765
Accrued compensation, related party	54,993		120,417	53,750
Due to related party	17,930		17,930	17,930
Accrued interest	22,830		24,748	20,171
Accrued interest, related party	7,393		5,143	106,022
Notes payable, related parties	5,716		75,137	699,208
Notes payable	3,834,242		310,000	0
Convertible notes payable, net of discount of $0 and $561,599	0		43,401	252,356
Deferred rent obligation	136,707		0	0
Contingent liability	678,111		0	0
Derivative liability	0		1,265,751	95,276
Total current liabilities	5,957,447		2,689,148	1,826,478
Noncurrent liabilities
Accrued interest, long-term	44,155		0	0
Convertible notes payable, related parties, net of discount of $57,322 and $65,918	17,678		2,832	192,000
Convertible notes payable - Long Term, net of discount of $982,098 and $733,928	292,902		41,072	0
Total Liabilities	6,312,182		2,733,052	2,018,478
Commitments and contingencies	0		0	0
Stockholder's equity
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0		0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 90,087,236 and 50,128,972 shares issued and outstanding at August 31, 2018 and May 31, 2018, respectively	9,009		5,013	3,286
Additional paid-in capital	63,939,091		17,628,717	7,032,836
Stock payable	163,722		307,584	68,950
Accumulated deficit	(35,226,034)		(18,569,094)	(8,991,610)
Total stockholder's equity (deficit)	28,885,788		(627,780)	(1,886,538)
Total liabilities and stockholders' equity (deficit)	$ 35,197,970		$ 2,105,272	$ 131,940

[1]	Total assets are the owned or allocated assets used by each business. Corporate assets consist of cash and cash equivalents, unallocated fixed assets of support divisions and common facilities, and certain other assets.